Manning & Napier Fund, Inc.

SMALL CAP SERIES	|	Prospectus - May 1 , 2009 as amended August 6 , 2009

COMMODITY SERIES

TECHNOLOGY SERIES

INTERNATIONAL SERIES

LIFE SCIENCES SERIES

WORLD OPPORTUNITIES SERIES

HIGH YIELD BOND SERIES

GLOBAL FIXED INCOME SERIES

FINANCIAL SERVICES SERIES

CORE BOND SERIES

CORE PLUS BOND SERIES

REAL ESTATE SERIES

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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This prospectus includes information on the Small Cap Series, Commodity Series, Technology Series, International Series, Life Sciences Series, World Opportunities Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series of Manning & Napier Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

Small Cap Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.
•	Small company stocks go down in value or underperform larger company stocks.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

•	The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small companies may be less marketable than the stocks of larger companies.
•	Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks.

Small Cap Series - Class A Shares

% Total Return

Quarterly Returns
Highest:	20.58% in 2nd quarter 2003
Lowest:	-32.79% in 4th quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92

Return Before Taxes	-50.68%	-6.31%	1.92%	4.64%
Return After Taxes
on Distributions	-50.76%	-8.43%	0.04%	2.39%
Return After Taxes
on Distributions
and Sale of
Series Shares	-32.74%	-4.40%	1.71%	3.49%
Indices:
(reflect no deduction for fees, expenses, or taxes)

S&P 500 Index	-36.99%	-2.18%	-1.38%	6.85%

Russell 2000® Index	-33.79%	-0.93%	3.02%	7.23%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.15%[1]
Total annual fund operating expenses	1.15%[2]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$117	$365	$633	$1,398

Commodity Series

Investment Goal

Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:

•	The stocks of commodity-related companies may underperform other sectors or the market as a whole.
•	The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
•

Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.

•	The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities and ADRs, it is subject to risks specific to foreign holdings. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal Risks of Investing in the Series (continued)

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance

This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Commodity Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.13%[1]
Total annual fund operating expenses	1.13%

1Other expenses are based on estimated amounts for the current fiscal year. The amount shown reflects all estimated operating expenses of the Series (except management fees) as well as the estimated amount of the fees that will be incurred indirectly by the Series through its expected investments in other investment companies during the current fiscal year.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 year	After 3 years
$115	$359

As of the date of this prospectus, this Series has never been active; therefore, the “Total annual fund operating expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

Technology Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:

•	The stocks of technology-based companies may underperform other sectors or the market as a whole.
•	The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
•	Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Principal Risks of Investing in the Series (continued)

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index) and the S&P 500 Information Technology Index. The S&P 500 Index is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of technology-related products and services.

Technology Series

% Total Return

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Quarterly Return
Highest:	31.63% in 4th quarter 2001
Lowest:	-32.68% in 3rd quarter 2001

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Current Activation on 8/8/00

Return Before Taxes	-45.86%	-1.48%	-4.31%
Return After Taxes
on Distributions	-46.17%	-2.05%	-4.64%
Return After Taxes
on Distributions
and Sale of
Series Shares	-29.73%	-1.20%	-3.54%
Indices:
(reflect no deduction for fees, expenses, or taxes)

S&P 500 Index	-36.99%	-2.18%	-4.04%
S&P 500 Information
Technology Index	-43.13%	-5.78%	-13.41%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Technology Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.13%[1]
Total annual fund operating expenses	1.13%[2,3]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least April 30, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$115	$359	$622	$1,375

International Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal Investment Strategies

The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International Series

% Total Return

Quarterly Returns
Highest:	25.99% in 2nd quarter 2003
Lowest:	-23.04% in 3rd quarter 2002

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception*

Return Before Taxes	-33.25%	4.29%	3.97%	7.76%
Return After Taxes
on Distributions	-34.29%	2.67%	1.62%	5.51%
Return After Taxes
on Distributions
and Sale of
Series Shares	-20.39%	3.75%	2.83%	6.02%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	-36.99%	-2.18%	-1.38%	6.93%
MSCI All Country World
Index ex US	-45.53%	2.56%	1.90%	5.11%

*Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series’ inception date. Performance numbers for the MSCI All Country World Index ex US are calculated from August 31, 1992.

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

International Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.16%[1]
Total annual fund operating expenses	1.16%[2]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$118	$368	$638	$1,409

Life Sciences Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:

•	The stocks of life science-related companies may underperform other sectors or the market as a whole.
•	The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
•	Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal Risks of Investing in the Series (continued)

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in options:

•	Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
•

The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of health care related products and services.

Life Sciences Series

% Total Return

Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns
Highest:	31.55% in 3rd quarter 2000
Lowest:	-28.38% in 4th quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Current Activation on 11/5/99

Return Before Taxes	-38.77%	-2.16%	8.72%
Return After Taxes
on Distributions	-38.96%	-3.87%	5.00%
Return After Taxes
on Distributions
and Sale of
Series Shares	-25.08%	-1.92%	5.94%
Indices:
(reflect no deduction for fees, expenses, or taxes)

S&P 500 Index	-36.99%	-2.18%	-2.78%

S&P 500 Health Care Index	-22.81%	-0.73%	-0.26%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Life Sciences Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.12%[1]
Total annual fund operating expenses	1.12%[2]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$114	$356	$617	$1,363

World Opportunities Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal Investment Strategies

The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

Principal Risks of Investing in the Series (continued)

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex US, which is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Index is denominated in U.S. dollars.

World Opportunities Series - Class A Shares

% Total Return

Quarterly Returns
Highest:	27.34% in 2nd quarter 1999
Lowest:	-24.30% in 4th quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception*

Return Before Taxes	-40.07%	5.22%	8.72%	7.69%
Return After Taxes
on Distributions	-40.35%	3.74%	5.23%	4.22%
Return After Taxes on Distributions and Sale of

Series Shares	-25.64%	4.62%	5.89%	4.86%
Index:
(reflects no deduction for fees, expenses, or taxes)
MSCI All Country World
Index ex US	-45.53%	2.56%	1.90%	2.98%

*Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

World Opportunities Series - Class A Shares
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.16%[1]
Total annual fund operating expenses	1.16%[2]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$118	$368	$638	$1,409

High Yield Bond Series

Investment Goal

Provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. These bonds may be issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes that are designed to track the return of a high yield bond index. The Fund may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB by S&P or Baa by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, and maturities.
•	“Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.

•

Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.
•	Since swaps and index-linked notes are not exchange-traded, there is the risk that the party with which the Series contracts may default on its obligations.
•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in swaps and index-linked notes may not be as liquid as the Series’ other investments.

To the extent that the Series invests in derivatives tied to the high yield bond market in general, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

Principal Risks of Investing in the Series (continued)

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

•	The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
•

Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
•	Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.
•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance

This Series is not currently active and was not active for a full calendar year during its prior activation period (March 3, 2003 through September 15, 2004). Therefore, no performance information is provided.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

High Yield Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.20%[1]
Total annual fund operating expenses	1.20%[2]

1Other expenses are based on estimated amounts for the current fiscal year. The amount shown reflects all estimated operating expenses of the Series (except management fees) as well as the estimated amount of the fees that will be incurred indirectly by the Series through its expected investments in other investment companies during the current fiscal year.

2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least April 30, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years
$122	$381

The Series is not currently active and was not active at any time during the prior fiscal year; therefore, the “Total annual fund operating expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

Global Fixed Income Series

Investment Goal

Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB by S&P or Baa by Moody’s, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:

•	Relative economic conditions of each country.
•	Interest rate sensitivity of particular countries, sectors, and securities.
•	Differences in yields offered by bonds of different sectors, credit quality, or maturities.
•	The impact of currency changes on the sectors.

Principal Risks of Investing in the Series

As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

•	The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
•

Because much of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
•	Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:

•	Lower quality bonds may underperform other sectors of the bond market, or the market as a whole.
•	The performance of lower quality bonds tends to be more volatile than that of other sectors of the bond market.

Principal Risks of Investing in the Series (continued)

•	Given the total size of the lower quality bond market, these bonds can be less liquid than investment grade securities.
•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield bond market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during which it has been active during the past ten calendar years. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total return for the period of its previous activation compares to those of the Merrill Lynch Global Broad Market Index and the Merrill Lynch U.S. Treasury Bond Index. The Merrill Lynch Global Broad Market Index is a market value weighted measure of approximately 17,000 government, agency, and corporate bonds. The Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 125 U.S. Treasury bonds.

Global Fixed Income Series

% Total Return

*The Global Fixed Income Series was redeemed in full on February 28, 2003 and was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns
Highest:	4.46% in 4th quarter 2002
Lowest:	-2.18% in 1st quarter 2001

Average Annual Total Returns

Previous Activation 10/31/97 to 2/28/03

Return Before Taxes	3.90%
Return After Taxes
on Distributions	1.74%
Return After Taxes on Distributions
and Sale of Series Shares	2.03%
Indices:
(reflect no deduction for fees, expenses, or taxes)
Merrill Lynch Global Broad Market Index	6.18%

Merrill Lynch U.S. Treasury Bond Index	7.81%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Global Fixed Income Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.20%[1]
Total annual fund operating expenses	1.20%

1Other expenses are based on estimated amounts for the current fiscal year. The amount shown reflects all estimated operating expenses of the Series (except management fees) as well as the estimated amount of the fees that will be incurred indirectly by the Series through its expected investments in other investment companies during the current fiscal year.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years
$122	$381

The Series is not currently active and was not active at any time during the prior fiscal year; therefore, the “Total annual fund operating expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

Financial Services Series

Investment Goal

Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts (REITs), and service providers to those companies, such as those that provide distribution support, back office services, software, and information services.

The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the financial services industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:

•	The stocks of financial services companies may underperform other sectors or the market as a whole.
•	The stocks of financial services companies may experience greater price volatility than other types of common stocks.
•	Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

Principal Risks of Investing in the Series (continued)

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index) and the S&P 500 Financial Services Index. The S&P 500 Index is an unmanaged index of common stocks and the S&P 500 Financial Services Index is a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of financial related products and services.

Financial Services Series

% Total Return

Quarterly Returns
Highest:	7.16% in 4th quarter 2006
Lowest:	-28.42% in 4th quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	Since Inception on 7/1/05

Return Before Taxes	-42.98%	-13.38%
Return After Taxes
on Distributions	-43.28%	-14.09%
Return After Taxes on Distributions and Sale of
Series Shares	-27.57%	-10.87%
Indices:
(reflect no deduction for fees, expenses, or taxes)

S&P 500 Index	-36.99%	-5.70%
S&P 500 Financial Services
Index	-55.24%	-19.21%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Financial Services Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.13%[1]
Total annual fund operating expenses	1.13%[2,3]

1 Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least April 30, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$115	$359	$622	$1,375

Core Bond Series

Investment Goal

Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series’ use of derivatives may include, but is not limited to, futures, options, index total return swaps, and index- or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities’ prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevent economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Principal Risks of Investing in the Series (continued)

•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
•	To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in these derivatives may not be as liquid as the Series’ other investments.

To the extent that the Series invests in a swap or index-linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Merrill Lynch U.S. Domestic Master Index, a market value weighted measure that represents U.S. government, corporate, and pass-through securities issued by entities within the United States, by supranational entities, or by entities headquartered outside of the United States but which have issued U.S. dollar-denominated securities within the United States.

Core Bond Series

% Total Return

Quarterly Returns
Highest:	6.41% in 4th quarter 2008
Lowest:	-3.80% in 3rd quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	Since Inception on 4/21/05

Return Before Taxes	1.66%	3.42%
Return After Taxes
on Distributions	-0.14%	1.97%
Return After Taxes
on Distributions
and Sale of
Series Shares	1.08%	2.09%
Index:
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch U.S. Domestic
Master Index	6.20%	5.32%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.60%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.23%[1]
Total annual fund operating expenses	0.83%[2]
Less fee waivers and expense reimbursements	(0.03)%[3]
Net expenses	0.80%

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 0.80% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least April 30, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$82*	$262*	$458*	$1,023*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

Core Plus Bond Series

Investment Goal

Provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series’ use of derivatives may include, but is not limited to, futures, options, index total return swaps, and index- or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

Principal Risks of Investing in the Series (continued)

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.
•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that the Series invests in any derivative investments that are tied to the high yield bond market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield bond market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-U.S. dollar denominated (i.e., foreign) bonds. These risks include:

•	The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
•

Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
•	Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
•	To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in the previously mentioned types of derivatives may not be as liquid as the Series’ other investments.

To the extent that the Series invests in a swap or index-linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Merrill Lynch U.S. Domestic Master Index, a market value weighted measure that represents U.S. government, corporate, and pass-through securities issued by entities within the United States, by supranational entities, or by entities headquartered outside of the United States but which have issued U.S. dollar-denominated securities within the United States.

Core Plus Bond Series

% Total Return

Quarterly Returns
Highest:	5.67% in 4th quarter 2008
Lowest:	-3.42% in 3rd quarter 2008

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	Since Inception on 4/21/05

Return Before Taxes	1.24%	3.02%
Return After Taxes
on Distributions	-0.42%	1.65%
Return After Taxes
on Distributions
and Sale of
Series Shares	0.80%	1.78%
Index:
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch U.S. Domestic
Master Index	6.20%	5.32%

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Core Plus Bond Series
Shareholder fees (paid directly from your investment)	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.11%[1]
Total annual fund operating expenses	0.81%[2,3]

1Other expenses include all operating expenses of the Series (except management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 0.90% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least April 30, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$83	$259	$450	$1,002

Real Estate Series

Investment Goal

Provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the United State real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will generally be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in United States residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Advisor). The Series may invest up to 25% of its assets (measured at the time of purchase) in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not subject to the Series’ 25% limitation on investing in foreign securities. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

Principal Risks of Investing in the Series (continued)

The Series’ investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series’ holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Because the Series may also invest in bonds, it is subject to the following additional risks:

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:

•	High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.
•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in convertible securities are subject to the risks that:

•	Interest rates go up, which will make convertible securities’ prices go down.
•	The credit standing of the issuer of the convertible security declines.
•	The price of the underlying common stock goes down, which may cause a proportionate decline in the price of the convertible security.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Principal Risks of Investing in the Series (continued)

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Real Estate Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.28%[2]
Total annual fund operating expenses	1.28%
Less fee waivers and expense reimbursements	(0.08)%[3]
Net expenses	1.20%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.

2Other expenses are based on estimates for the current fiscal year.

3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least July 22, 2010 and may be extended.

The example below assumes that:

•	You invest $10,000 for the periods shown
•	The Series’ operating expenses remain the same
•	Your investment has a 5% return each year

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years
$122*	$398*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

More About the Series’ Investments

More Information About Principal Investments

Equity Securities — Each of the Series, with the exception of the High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series, may purchase equity securities of U.S. and foreign companies. The securities may be denominated in U.S. dollars or foreign currencies.

Foreign Securities — The International Series and World Opportunities Series invest principally in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in equity securities of foreign issuers, including those in emerging markets and ADRs. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Core Bond Series and Core Plus Bond Series may invest in yankee bonds, which are bonds issued by foreign issuers that are denominated in U.S. dollars. The Global Fixed Income Series invests principally in bonds issued by foreign issuers, and the High Yield Bond Series and Core Plus Bond Series may also invest in bonds issued by foreign issuers.

Fixed Income Securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series invest primarily in a variety of fixed income investments. The Real Estate Series may invest in fixed income securities. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality (subject to the limitations outlined in each Series’ Principal Investment Strategies section) and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

Mortgage-backed Securities — Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Asset-backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

High Yield Bonds — The High Yield Bond Series, Global Fixed Income Series, Core Plus Bond Series, and Real Estate Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as “junk bonds.” These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative Securities — The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in swaps, in particular index total return swaps, and/or index-linked notes, options and futures. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Barclays Capital High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds. The Life Sciences Series may invest in options. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Life Sciences Series by writing (selling) options on the underlying security.

Mortgage Dollar Rolls — The Core Bond Series and Core Plus Bond Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series’ returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs — The Series may invest in ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Real Estate Companies (RECs) — The Real Estate Series may invest in REITs and REOCs (RECs) and the Financial Services Series may invest in REITs. RECs are companies — trusts in the case of REITs — that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REOCs are real estate companies that engage in the development, management or financing of real estate. They typically provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that are taxed at the corporate level, unlike REITs.

Convertible Securities — The Real Estate Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

More Information About Principal Risks

In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk — A Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and Mid-Cap Risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by a Series may be volatile.

Foreign Securities Risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Market Risk — A Series that invests in stocks located in emerging markets may be exposed to additional risks. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.

More Information About Principal Risks (continued)

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk — A Series that invests in securities denominated in, and/or receiving revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks Related to Currency Hedging — A Series that uses currency hedging will be exposed to additional risks. The value of a Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, a Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Interest Rate Risk — A Series that invests in fixed income securities will be subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yield will change over time. During periods when interest rates are low, the Series’ yield (and total return) also may be low. Changes in interest rates also may affect the Series’ share price: a sharp rise in interest rates could cause the Series’ share price to fall. This risk is greater when the Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share price could fall.

Credit Risk — A Series that invests in fixed income securities will be subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share price to fall. A Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Risks Related to Mortgage-backed Securities — Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Series’ mortgage-backed securities and, therefore, to assess the volatility risk of the Series. The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

Prepayment and Extension Risk — A Series that invests in fixed income securities will be subject to the risk that the bonds in its portfolio may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yield or share price. In addition, rising interest rates tend to

More Information About Principal Risks (continued)

extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Lower-Rated Investment Grade Securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Mortgage Dollar Rolls — A Series’ use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Derivatives Risks — A Series’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk that a particular derivative may be valued incorrectly; (iii) the risk that a Series may not be able to purchase or liquidate a particular derivative at an advantageous time or place; and (iv) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Series to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Series. Leverage tends to magnify the effect of any decrease or increase in the value of a Series’ portfolio securities. The use of leverage may cause a Series to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Risks of Asset-backed Securities — Repayment of asset-backed securities depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Series will be unable to possess and sell the underlying collateral and that the Series’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Series may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Risks Related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Real Estate Investment Risk — Although the Real Estate Series may not invest directly in real estate, it has a policy of concentrating its investments in securities of companies that are principally engaged in the United State real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. As such, the Real Estate Series is subject to risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. A Series that invests, but does not concentrate, in securities of companies that are principally engaged in the real estate industry or companies related to the real estate industry will be subject to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of

More Information About Principal Risks (continued)

environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Risks Related to RECs — The following risks may apply to all RECs or specifically to REITs:

•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.
•	RECs are subject to heavy cash flow dependency and defaults by borrowers.
•

REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Series.

•

In the event of a default by a borrower or lessee, the REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

•	RECs have their own expenses, and the Series will bear a proportionate share of those expenses.
•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.
•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self liquidation.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or may not be rated, and are subject to credit risk, which is discussed above.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goals

Each Series’ investment goal (described in each Series overview), except for those of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series, is a fundamental policy and may not be changed without obtaining the approval of the respective Series’ shareholders. The investment goals of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series are not fundamental policies, and the Series’ Board of Directors may change these goals without obtaining the approval of the shareholders of these Series. Each of the Small Cap Series, Commodity Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name. The Series may not succeed in achieving their goals.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $19 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series that invest in stocks, with the exception of the World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

For the Series that invest in bonds, the Series’ Research Team, led by Jack Bauer, constructs and monitors the Series’ portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series’ Research Teams and the Advisor’s Senior Research Group, as noted:

Name and Title	Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Business Experience During Last Five Years	Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Business Experience During Last Five Years	Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992. Lead Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Lead member of Global Fixed Income Series and High Yield Bond Series Research Teams since 1997 and 2002, respectively.

Name and Title	Marc Bushallow, CFA®, Senior High Yield Analyst
Business Experience During Last Five Years	Joined the Advisor in 2008. Current position held since 2008. Previous positions held in the last five years: Associate Director, High Yield Research, 2007-2008; Manager, High Yield Research, 2006-2007; Associate, High Yield Research, 2004-2006, Barclays Capital. Member of the Core Plus Bond Series and High Yield Bond Series Research Teams since 2008. Mr. Bushallow’s role is to assist Mr. Bauer in the management of the high yield securities in the Series’ portfolios.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Business Experience During Last Five Years	Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Name and Title	Eric L. Daniels, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2003. Current position held since 2003. Member of Life Sciences Series Research Team since 2003.

Portfolio Managers (continued)

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Business Experience During Last Five Years	Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Business Experience During Last Five Years	Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Mr. Harwood’s role is to assist Mr. Bauer in the management of these Series.

Name and Title	Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes & Overviews Group
Business Experience During Last Five Years	Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002. Member of International Series Research Team since 2004. Member of Real Estate Series Research Team since 2009.

Name and Title	Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Business Experience During Last Five Years	Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009. Member of Life Sciences Series Research Team since 2002.

Name and Title	Jason P. Lisiak, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Real Estate Series Research Team since 2009.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Business Experience During Last Five Years	Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of Real Estate Series Research Team since 2009.

Name and Title	Jeffrey D. McCormack, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 2003. Current position held since 2005. Member of Life Sciences Series Research Team since 2008. Previous position held in the last five years: Research Associate, 2003-2004.

Name and Title	John D. Mitchell, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 2001. Current position held since 2004. Member of Financial Services Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004.

Name and Title	William Moore, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 2002. Current position held since 2007. Member of the Financial Services Series Research Team since 2008. Previous positions held in last five years: Research Assistant, 2004-2005; Research Associate 2005-2007.

Portfolio Managers (continued)

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2004. Current position held since 2004. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Previous position held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004. Mr. Nawrocki’s role is to assist Mr. Bauer in the management of these Series.

Name and Title	Robert F. Pickels, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2002. Current position held since 2003. Member of Small Cap Series Research Team since 2006.

Name and Title	Ben V. Rozin, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2005. Current position held since 2009. Member of International Series Research Team since 2009. Previous positions held in the last five years: Securities Litigation Analyst for Capital Forensics, Inc., 2004-2005; Research Assistant, 2005-2006; and Research Associate, 2006-2009.

Name and Title	Ajay M. Sadarangani, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 2001. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004.

Name and Title	Walter B. Stackow, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2008. Current position held since 2008. Member of Small Cap Series Research Team since 2009. Previous positions held in last five years: Senior Analyst, Manning & Napier Advisors, Inc., 2004-2006; and Co-Portfolio Manager, Mid Cap and Large Cap Value Products, FAF Advisors, Inc., 2006-2007.

Name and Title	Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Business Experience During Last Five Years	Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Member of International Series and Global Fixed Income Series Research Teams since 1992 and 1997, respectively.

Name and Title	Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Business Experience During Last Five Years	Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009. Member of Financial Services Series Research Team since 2004.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Team since 2004.

Name and Title	Jay Welles, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2000. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management teams, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

More About Discretionary Investment Accounts

The Advisor uses these Series to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor’s decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1.	The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2.

The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3.

The Advisor believes that the Series will provide the ability to diversify risk in clients’ accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client’s investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients’ accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor’s assessment of the appropriateness of Series participation to each client’s investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series and Core Plus Bond Series) on behalf of clients is limited to a maximum of 5% – or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% – of the client’s portfolio. Because the Core Bond Series and the Core Plus Bond Series will take the place of a portion of an account’s bond holdings, these limits do not apply to those two Series.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

Management Fees

In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total direct annual fund operating expenses of the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series, Core Plus Bond Series and Real Estate Series as shown below. The contractual waivers for series other than the Real Estate Series will remain in effect at least until April 30, 2010 and may be extended. The contractual waiver for the Real Estate Series will remain in effect until July 22, 2010 and may be extended.

Annual Management Fees (as a percentage of daily net assets)

Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/08[1]
Small Cap Series	1.00%	n/a	1.00%

Commodity Series[2]	1.00%	n/a	n/a

Technology Series	1.00%	1.20%	1.00%

International Series	1.00%	n/a	1.00%

Life Sciences Series	1.00%	n/a	1.00%

World Opportunities Series	1.00%	n/a	1.00%

High Yield Bond Series[2]	1.00%	1.20%	n/a

Global Fixed Income Series[2]	1.00%	n/a	n/a

Financial Services Series	1.00%	1.20%	1.00%

Core Bond Series	0.60%	0.80%	0.57%

Core Plus Bond Series	0.70%	0.90%	0.70%

Real Estate Series[2]	1.00%	1.20%	n/a

1 Reflects the actual amount paid, including the effects of fee waivers and expense reimbursements.

2 The Commodity Series, High Yield Bond Series, Global Fixed Income Series, and Real Estate Series were not active as of December 31, 2008.

A discussion regarding the basis for the Board of Directors’ approval of the Series’ (other than the Real Estate Series) investment advisory agreements is available in the Series’ annual reports dated December 31, 2008, which cover the period January 1, 2008 through December 31, 2008. A discussion regarding the basis for the Board of Directors’ approval of the Real Estate Series’ investment advisory agreement will be available in the Series’ annual report dated December 31, 2009, which will cover the period from the Series’ inception through December 31, 2009.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders.

Investment and Account Information

Offering of Shares

Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund’s Advisor or its affiliates. In addition, shares of certain of the Series included in this prospectus are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent.

Currently, there is no initial minimum investment for investment advisory accounts of the Advisor and its affiliates. For employees of the Advisor or its affiliates, the minimum initial investment is $250; this minimum is waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund has the right to refuse any order. The Fund may suspend offering shares of these Series to other than discretionary accounts of the Advisor. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

How to Redeem Shares

Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order (i.e., with all required information, signatures, and documentation) by the transfer agent before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m., Eastern time, although it may be earlier. Orders received after the close of trading will be executed at the next business day’s share price. The Fund is open for business each day the NYSE is open. Proceeds of the sale will be forwarded to the custodian of the account.

Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90-day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second round trip, the Fund may block additional purchases and exchange purchases into that Series for a period of 90 days. If you make 2 round trips a second time, the Fund may permanently block purchases and exchange purchases into that Series.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series
•	Systematic withdrawals
•	Automatic investments (including investments made by payroll deduction)

Excessive Trading (continued)

•	Mandatory distributions from IRAs and retirement plans
•	IRA transfers and rollovers
•	Roth IRA conversions and recharacterizations
•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and their long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Valuation of Shares

The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAV and transaction deadlines to that time.

The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. In calculating their NAVs, the Series generally value their investment portfolios at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Valuation of Shares (continued)

Although the Series’ U.S. stock holdings are traded primarily on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

Please call the Fund Services Department at 1-800-466-3863 with all inquiries about the Fund. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time. Telephone calls may be recorded.

Inquiries about your account and requests for account information should be sent to the following address:

Manning & Napier Fund, Inc.

P.O. Box 805

Fairport, NY 14450

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information (“SAI”).

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pay dividends once a year, in December.
•	Make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in additional shares of the same class of that Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on their cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status

Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year

Long-term capital gain distributions	Taxable as long-term capital gain

Short-term capital gain distributions	Generally taxable as ordinary income

Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that each Series paid during the previous calendar year. REITs in which a Series invests often do not provide complete and final tax information to the Series until after the time that the Series issues the tax reporting statement. As a result, the Series may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Series will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement in completing your tax returns.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Dividend income that a Series receives from REITs, if any, generally will not be treated as qualified dividend income.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years or, if shorter, for the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series’ financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series or Real Estate Series because those Series had never been activated as of December 31, 2008, and therefore they had no financial history. No financial highlights are presented for the Global Fixed Income Series because it had not been active during the five year period ended December 31, 2008.

SMALL CAP SERIES

Class A Shares

	For the Years Ended
	12/31/08	12/31/07	12/31/06		12/31/05		12/31/04

Per share data (for a share outstanding throughout each year):
Net asset value – Beginning of year	$10.21	$13.08	$13.66		$15.01		$13.12
Income (loss) from investment operations:
Net investment loss	(0.02)	(0.01)	(0.05)		(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	(5.12)	(1.25)	2.55		2.20		2.66
Total from investment operations	(5.14)	(1.26)	2.50		2.13		2.59
Less distributions to shareholders:
From net realized gain on investments	(0.09)	(1.61)	(3.08)		(3.48)		(0.70)
Net asset value – End of year	$4.98	$10.21	$13.08		$13.66		$15.01
Net assets – End of year (000’s omitted)	$120,162	$184,998	$175,491		$154,416		$169,438
Total return[1]	(50.68% )	(9.32% )	18.06%		14.11%		19.81%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.15%	1.14%	1.16%		1.19%		1.22%	*
Net investment loss	(0.39% )	(0.08% )	(0.40%	)	(0.51%	)	(0.54%	)

Portfolio turnover	68%	64%	85%		55%		61%

*The investment advisor did not impose all of its management fee and is not eligible to recoup any expenses that have been waived or reimbursed in prior years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/04 would have been increased by 0.01%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/04.

TECHNOLOGY SERIES

	For the Years Ended
	12/31/08	12/31/07	12/31/06		12/31/05		12/31/04

Per share data (for a share outstanding throughout each year):
Net asset value – Beginning of year	$11.29	$10.41	$8.37		$8.19		$7.44
Income (loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.01)		(0.03)		(0.04)[1]
Net realized and unrealized gain (loss) on investments	(5.09)	2.34	2.05		0.21		0.79
Total from investment operations	(5.14)	2.29	2.04		0.18		0.75
Less distributions to shareholders:
From net realized gain on investments	(0.14)	(1.41)	—		—		—
Net asset value – End of year	$6.01	$11.29	$10.41		$8.37		$8.19
Net assets – End of year (000’s omitted)	$123,112	$227,679	$167,252		$110,656		$63,321
Total return[2]	(45.86% )	22.55%	24.37%		2.20%		10.08%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%	1.13%	1.16%		1.20%		1.20%
Net investment loss	(0.53% )	(0.53% )	(0.14%	)	(0.48%	)	(0.52%	)

Portfolio turnover	65%	79%	83%		116%		50%

*The investment advisor did not impose all of its management fee in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A		0.03%		0.16%

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

INTERNATIONAL SERIES

	For the Years Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each year):
Net asset value – Beginning of year	$10.87	$9.84	$9.90	$9.52	$8.83
Income (loss) from investment operations:
Net investment income	0.22	0.15	0.15	0.11	0.08
Net realized and unrealized gain (loss) on investments	(3.82)	1.12	2.01	1.21	1.44
Total from investment operations	(3.60)	1.27	2.16	1.32	1.52
Less distributions to shareholders:
From net investment income	(0.21)	(0.14)	(0.15)	(0.11)	(0.08)
From net realized gain on investments	(0.49)	(0.10)	(2.07)	(0.83)	(0.75)
Total distributions to shareholders	(0.70)	(0.24)	(2.22)	(0.94)	(0.83)
Net asset value – End of year	$6.57	$10.87	$9.84	$9.90	$9.52
Net assets – End of year (000’s omitted)	$182,273	$270,080	$215,981	$193,168	$165,917
Total return[1]	(33.25% )	13.01%	21.96%	13.99%	17.67%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.15%	1.16%	1.18%	1.24%	1.29%
Net investment income	2.49%	1.47%	1.39%	1.10%	0.86%

Portfolio turnover	9%	20%	30%	35%	19%

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions.

LIFE SCIENCES SERIES

	For the Years Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each year):
Net asset value – Beginning of year	$11.54	$11.41	$12.10	$11.89	$11.96

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.08)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(4.38)	1.25	1.56	1.71	0.43
Total from investment operations	(4.44)	1.17	1.51	1.67	0.36
Less distributions to shareholders:
From net realized gain on investments	(0.11)	(1.04)	(2.20)	(1.46)	(0.43)
Net asset value – End of year	$6.99	$11.54	$11.41	$12.10	$11.89
Net assets – End of year (000’s omitted)	$182,704	$299,669	$233,072	$221,302	$185,487
Total return[1]	(38.77% )	10.62%	12.52%	14.16%	3.03%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.12%	1.12%	1.14%	1.17%	1.18%	*
Net investment loss	(0.65% )	(0.75% )	(0.51% )	(0.32% )	(0.62%	)

Portfolio turnover	94%	95%	93%	110%	109%

*The investment advisor did not impose all of its management fee and is not eligible to recoup any expenses that have been waived or reimbursed in prior years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/04 would have been increased by 0.04%.

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/04.

WORLD OPPORTUNITIES SERIES

Class A Shares

	For the Years Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each year):
Net asset value – Beginning of year	$10.07	$9.58	$8.46	$8.33	$6.84
Income (loss) from investment operations:
Net investment income	0.10	0.05	0.12	0.07	0.05
Net realized and unrealized gain (loss) on investments	(4.08)	1.36	2.71	0.87	1.68
Total from investment operations	(3.98)	1.41	2.83	0.94	1.73
Less distributions to shareholders:
From net investment income	(0.03)	(0.05)	(0.14)	(0.07)	(0.06)
From net realized gain on investments	(0.18)	(0.87)	(1.57)	(0.74)	(0.18)
Total distributions to shareholders	(0.21)	(0.92)	(1.71)	(0.81)	(0.24)
Net asset value – End of year	$5.88	$10.07	$9.58	$8.46	$8.33
Net assets – End of year (000’s omitted)	$1,340,057	$841,864	$317,121	$206,636	$160,895
Total return[1]	(40.07% )	15.13%	33.88%	11.33%	25.42%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.16%	1.14%	1.16%	1.21%	1.26%
Net investment income	2.17%	0.75%	1.35%	0.95%	0.75%

Portfolio turnover	34%	49%	64%	46%	42%

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions.

HIGH YIELD BOND SERIES

	For the Period 1/1/04 to 9/15/04[1]

Per share data (for a share outstanding throughout each period):
Net asset value – Beginning of period	$10.43
Income (loss) from investment operations:
Net investment income	0.40
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment operations	0.38
Less distributions to shareholders:
From net investment income	(0.41)
From net realized gain on investments	(0.37)
Total distributions to shareholders	(0.78)
Net asset value – End of period	$10.03	[4]
Net assets – End of period (000’s omitted)	$ —
Total return[2]	3.62%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	[3,5]
Net investment income	5.24%	[3,5]

Portfolio turnover	25%[5]

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

	0.09%	[3,5]

1Date of complete redemption.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

3Annualized.

4Represents the net asset value per share immediately prior to the complete redemption on September 15, 2004.

5The Series ceased investment operations as of September 15, 2004; therefore, total return and ratios may not be representative of an actively operating series.

FINANCIAL SERVICES SERIES

	For the Years Ended			For the Period 7/1/05[1] to
	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value – Beginning of period	$9.34	$12.51	$10.70	$10.00
Income (loss) from investment operations:
Net investment income	0.17	0.19	0.10	0.05
Net realized and unrealized gain (loss) on investments	(4.19)	(2.36)	2.00	0.69
Total from investment operations	(4.02)	(2.17)	2.10	0.74
Less distributions to shareholders:
From net investment income	(0.18)	(0.18)	(0.11)	(0.04)
From net realized gain on investments	—	(0.82)	(0.18)	—
Total distributions to shareholders	(0.18)	(1.00)	(0.29)	(0.04)
Net asset value – End of period	$5.14	$9.34	$12.51	$10.70
Net assets – End of period (000’s omitted)	$129,369	$220,097	$132,855	$49,674
Total return[2]	(42.98% )	(17.46% )	19.62%	7.39%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.12%	1.15%	1.18%	1.20%	[3]*
Net investment income	2.34%	1.72%	1.14%	0.95%	[3]

Portfolio turnover	41%	38%	30%	6%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the period ended 12/31/05 would have been increased by 0.16%[3].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period ended December 31, 2005. Periods less than one year are not annualized.

3Annualized.

CORE BOND SERIES

	For the Years Ended			For the Period 4/21/05[1]
	12/31/08	12/31/07	12/31/06	to 12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value – Beginning of period	$10.05	$9.98	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	0.45	0.42	0.36	0.21
Net realized and unrealized gain (loss) on investments	(0.30)	0.13	0.09	(0.11)
Total from investment operations	0.15	0.55	0.45	0.10
Less distributions to shareholders:
From net investment income	(0.46)	(0.42)	(0.36)	(0.21)
From net realized gain on investments	(0.05)	(0.06)	—	—
Total distributions to shareholders	(0.51)	(0.48)	(0.36)	(0.21)
Net asset value – End of period	$9.69	$10.05	$9.98	$9.89
Net assets – End of period (000’s omitted)	$53,071	$49,909	$45,696	$28,578
Total return[2]	1.66%	5.58%	4.51%	0.98%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%	0.80%	0.80%	0.80%	[3]
Net investment income	4.73%	4.21%	3.87%	3.08%	[3]

Portfolio turnover	53%	346%	313%	293%

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%	0.04%	0.08%	0.20%	[3]

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

3Annualized.

CORE PLUS BOND SERIES

	For the Years Ended			For the Period 4/21/05[1]
	12/31/08	12/31/07	12/31/06	to 12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value – Beginning of period	$10.02	$9.98	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	0.42	0.40	0.37	0.22
Net realized and unrealized gain (loss) on investments	(0.32)	0.03	0.08	(0.12)
Total from investment operations	0.10	0.43	0.45	0.10
Less distributions to shareholders:
From net investment income	(0.45)	(0.39)	(0.36)	(0.21)
From net realized gain on investments	(0.01)	—	—	—
Total distributions to shareholders	(0.46)	(0.39)	(0.36)	(0.21)
Net asset value – End of period	$9.66	$10.02	$9.98	$9.89
Net assets – End of period (000’s omitted)	$340,631	$278,494	$224,145	$175,594
Total return[2]	1.24%	4.34%	4.59%	1.04%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.80%	0.81%	0.83%	0.88% [3]
Net investment income	4.84%	4.20%	3.95%	3.12% [3]

Portfolio turnover	63%	341%	315%	290%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

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MANNING & NAPIER FUND, INC.

Small Cap Series

Commodity Series

Technology Series

International Series

Life Sciences Series

World Opportunities Series

High Yield Bond Series

Global Fixed Income Series

Financial Services Series

Core Bond Series

Core Plus Bond Series

Real Estate Series

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of this prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act File No. 811-04087